Document and Entity Information	Apr. 08, 2024
Cover [Abstract]
Entity Registrant Name	Blue Owl Capital Corp
Amendment Flag	false
Entity Central Index Key	0001655888
Document Type	8-K
Document Period End Date	Apr. 08, 2024
Entity Incorporation State Country Code	MD
Entity File Number	814-01190
Entity Tax Identification Number	47-5402460
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	OBDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false